Risk management - Schedule of Prepaid Equity Forward Contracts Outstanding (Detail) - Prepaid Equity Forward Contracts [member] - Equity Forward Contract [member]			12 Months Ended
		Jan. 01, 2026 PerShare shares	Dec. 31, 2025 PerShare shares
January 2029
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares			55,000
Financial instruments, remaining term, description	[1]		January 2029
Price | PerShare			8.44
January 2029 | Additional Equity Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares		395,000
Financial instruments, remaining term, description		January 2029
Price | PerShare		8.81
February 2029 | Additional Equity Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Share Volume | shares		555,000
Financial instruments, remaining term, description		February 2029
Price | PerShare		10.1

[1]	The Company can settle the contract, or a portion of the contract, at any time.